Commitments and contingencies (Details Textuals)	0 Months Ended		1 Months Ended				9 Months Ended
	Aug. 12, 2010 USD ($)	Aug. 12, 2010 CNY	Aug. 30, 2011 USD ($)	Aug. 30, 2011 CNY	Apr. 30, 2010 USD ($) Offices	Apr. 30, 2010 CNY Offices	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Aug. 31, 2011 Offices
Commitments and Contingencies Disclosure [Abstract]
Number of offices units on lease					3	3			3
Monthly lease payments	$ 10,845	69,565			$ 22,688	145,529	$ 7,258	46,565
Monthly management fees	$ 1,914	12,276	$ 1,281	8,184	$ 4,003	25,681